            Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund
                     and Gartmore GVIT Mid Cap Growth Fund

     Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund

        Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bonds Fund,
           GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund and Van Kampen GVIT Multi Sector Bond Fund

                  Prospectus Supplements dated January 1, 2005
                      to Prospectuses dated April 29, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

     1. On December 2, 2004 the Board of Trustees of Gartmore Variable Insurance Trust (the "Trust") approved a change in breakpoints, which resulted in a decrease for the management fee paid to Gartmore Mutual Fund Capital Trust. Accordingly, effective January 1, 2005, the tables entitled "Fees and Expenses" and the tables entitled "Example" in each Fund's Prospectus are amended by replacing the respective rows with the following:

GARTMORE GVIT NATIONWIDE FUND
Fees and Expenses

---------------------------- ------------------- -------------------- ------------------- -------------------
                             Class I             Class II             Class III           Class IV
---------------------------- ------------------- -------------------- ------------------- -------------------
Annual Fund Operating        N/A                 N/A                  1.00%               N/A
Expenses (deducted from
Fund assets)
---------------------------- ------------------- -------------------- ------------------- -------------------
         Management Fees     0.57%               0.57%                0.57%               0.57%
---------------------------- ------------------- -------------------- ------------------- -------------------
         Distribution        None                0.25%                None                None
         and/or Service
         (12b-1) Fees
---------------------------- ------------------- -------------------- ------------------- -------------------
         Other Expenses      0.24%               0.24%                0.24%               0.24%
---------------------------- ------------------- -------------------- ------------------- -------------------
Total Annual Fund            0.81%               1.06%                0.81%               0.81%
Operating Expenses
---------------------------- ------------------- -------------------- ------------------- -------------------

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------
Class II                $108                  $337                 $585                  $1,294
----------------------- --------------------- -------------------- --------------------- --------------------
Class III               $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------

GARTMORE GVIT GROWTH FUND
Fees and Expenses

---------------------------- ------------------- --------------------
                             Class I             Class IV
---------------------------- ------------------- --------------------
Annual Fund Operating        N/A                 N/A
Expenses (deducted from
Fund assets)
---------------------------- ------------------- --------------------
         Management Fees     0.57%               0.57%
---------------------------- ------------------- --------------------
         Distribution        None                None
         and/or Service
         (12b-1) Fees
---------------------------- ------------------- --------------------
         Other Expenses      0.24%               0.24%
---------------------------- ------------------- --------------------
Total Annual Fund            0.81%               0.81%
Operating Expenses
---------------------------- ------------------- --------------------

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------

DREYFUS GVIT INTERNATIONAL VALUE FUND
Fees and Expenses

---------------------------- ---------------- --------------- ---------------- -------------- ---------------
                             Class I          Class II        Class III        Class IV       Class VI
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
Annual Fund Operating        N/A              N/A             1.00%            N/A            1.00%
Expenses (deducted from
Fund assets)
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
         Management Fees     0.75%            0.75%           0.75%            0.75%          0.75%
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
         Distribution        None             0.25%           None             None           0.25%
         and/or Service
         (12b-1) Fees
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
         Other Expenses(3)   0.10%            0.10%           0.10%            0.25%          0.25%
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
Total Annual Fund            0.85%            1.10%           0.85%            1.00%          1.25%
Operating Expenses
---------------------------- ---------------- --------------- ---------------- -------------- ---------------

(3) "Other Expenses" have been restated to reflect the fees under the fund administration, transfer agency and custody agreements and the administrative services fees applicable to the Fund, but not for the Fund's predecessor during a portion of the prior fiscal year.

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 87                  $271                 $471                  $1,049
----------------------- --------------------- -------------------- --------------------- --------------------
Class II                $112                  $350                 $606                  $1,340
----------------------- --------------------- -------------------- --------------------- --------------------
Class III               $ 87                  $271                 $471                  $1,049
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $102                  $318                 $552                  $1,225
----------------------- --------------------- -------------------- --------------------- --------------------
Class VI                $127                  $397                 $686                  $1,511
----------------------- --------------------- -------------------- --------------------- --------------------

GARTMORE GVIT GOVERNMENT BOND FUND
Fees and Expenses

---------------------------- ------------------- -------------------- ------------------- -------------------
                             Class I             Class II             Class III           Class IV
---------------------------- ------------------- -------------------- ------------------- -------------------
Annual Fund Operating        N/A                 N/A                  1.00%               N/A
Expenses (deducted from
Fund assets)
---------------------------- ------------------- -------------------- ------------------- -------------------
         Management Fees     0.48%               0.48%                0.48%               0.48%
---------------------------- ------------------- -------------------- ------------------- -------------------
         Distribution        None                0.25%                None                None
         and/or Service
         (12b-1) Fees
---------------------------- ------------------- -------------------- ------------------- -------------------
         Other Expenses      0.24%               0.24%                0.24%               0.24%
---------------------------- ------------------- -------------------- ------------------- -------------------
Total Annual Fund            0.72%               0.97%                0.72%               0.72%
Operating Expenses
---------------------------- ------------------- -------------------- ------------------- -------------------

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 74                  $230                 $401                  $894
----------------------- --------------------- -------------------- --------------------- --------------------
Class II                $ 99                  $309                 $536                  $1,190
----------------------- --------------------- -------------------- --------------------- --------------------
Class III               $ 74                  $230                 $401                  $894
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $ 74                  $230                 $401                  $894
----------------------- --------------------- -------------------- --------------------- --------------------

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.